SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Related Party Transaction [Line Items]
- Purchase of motor vehicles	[1]	$ 13,377	$ 17,201	$ 12,817	$ 12,382
Lease payments			9,573	8,638
Ten-League Corporations Pte. Ltd. [Member]
Related Party Transaction [Line Items]
- Management fee charged	[2]		1,327	1,358	2,471
-Expenses paid on behalf	[2]		12	3
-Services rendered	[2]			2
Ten-League Corporations Pte. Ltd. [Member] | Plant And Equipment [Member]
Related Party Transaction [Line Items]
- Purchase of motor vehicles	[2]		335	10	884
Lease payments	[2]				131
-Sale of equipment	[2]		1,396
Ten-League Corporations Pte. Ltd. [Member] | Spare Parts [Member]
Related Party Transaction [Line Items]
- Purchase of motor vehicles	[2]		2,024	877	708
Ten-League Corporations Pte. Ltd. [Member] | Vehicles [Member]
Related Party Transaction [Line Items]
- Purchase of motor vehicles	[2]				88
Ten-League Corporations Pte. Ltd. [Member] | Factory Premises [Member]
Related Party Transaction [Line Items]
Lease payments	[2]		1,234	1,096	480
Ten-League Green Energy Pte Ltd [Member]
Related Party Transaction [Line Items]
- Subcontract costs	[3]			$ 203	$ 373

[1]	There is a transfer of S$9.6 million (2024: S$7.9 million) from plant and equipment to inventories.
[2]	- Ultimate holding company
[3]	- 100% held by Ten-League Corporations Pte Ltd